Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions

	Net Notional amount		Fair value
	December 31		December 31,
	2025	2024	2025	2024
Option contracts to hedge payroll
expenses NIS	$35,433	$24,580	$1,461	$346
Forward contracts to hedge payroll
expenses NIS	11,024	3,495	321	96
	$46,457	$28,075	$1,782	$442

Schedule of Derivative Liabilities at Fair Value	The fair value of the Company's outstanding derivative instruments at December 31, 2025 and 2024 is summarized below:

		Fair value of derivative instruments
		December 31,
	Balance Sheet line item	2025	2024
Derivative assets and liabilities:
Foreign exchange option contracts	Prepaid expenses and other current assets	$1,704	$457
Foreign exchange forward contracts	Prepaid expenses and other current assets	321	96
Foreign exchange option contracts	Other account payable	$(243)	$(111)

Derivative Instruments, Gain (Loss)
The effect of derivative instruments in cash flow hedging relationship on other comprehensive income for the year ended December 31, 2025, 2024 and 2023, is summarized below:

	Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)
	Year ended December 31,
	2025	2024	2023
Derivatives in foreign exchange cash flow hedging relationships:
Forward contracts	$1,195	$88	$(168)
Option contracts	3,364	(260)	120
	$4,559	$(172)	$(48)

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
Derivatives in foreign exchange cash flow hedging relationships for the year ended December 31, 2025, 2024 and 2023, is summarized below:

		Amount reclassified from other comprehensive income into income (expense), net of tax (effective portion)
		Year ended December 31,
	Statements of income line item	2025	2024	2023
Option contracts to hedge payroll	Cost of revenues and operating expenses	$(2,446)	$(312)	$930
Forward contracts to hedge payroll	Cost of revenues and operating expenses	(998)	(3)	370
		$(3,444)	$(315)	$1,300